Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Ordinary Shares

To change the Company’s share capital, each shareholder surrendered, and the Company accepted the surrender of such number of Ordinary Shares as set forth next to the name of each shareholder in the table below:

Name of Surrendering Shareholder	No. of Shares immediately before Shares Sub-division	No. of Shares immediately after Shares Sub-division	No. of Surrendered Share	No. of Shares after Share Sub-division and Surrender
LIANKEN ENTERPRISE LIMITED	105,039	10,503,900	6,127,275	4,376,625
TIANHUA ENTERPRISE LIMITED	89,370	8,937,000	5,213,250	3,723,750
XINGCAN ENTERPRISE LIMITED	54,120	5,412,000	3,157,000	2,255,000
WEIBO ENTERPRISE LIMITED	33,471	3,347,100	1,952,475	1,394,625
Kerui Enterprise Limited	18,000	1,800,000	1,050,000	750,000
Total:	300,000	30,000,000	17,500,000	12,500,000